Related Parties (Tables)	3 Months Ended
May 31, 2024
Disclosure of related party [Abstract]
Schedule of Transaction with Related Parties	Transactions with related parties
	For the Three Months Ended May 31,
Figures in Rand thousands	2024	2023

Sales to related parties	8,127	5,419
Purchases from related parties	36,454	29,445
Rent paid to related parties	2,498	2,157